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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05773
ING VP Balanced Portfolio, Inc.
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Balanced Portfolio
The schedules are not audited.

ING VP Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 69.8%
		Advertising: 0.1%
12,614		ADVO, Inc.	$394,692
19,361	L	Catalina Marketing Corp.	440,269

			834,961

		Aerospace/Defense: 2.2%
18,636	@	AAR Corp.	320,166
127,050	L	Boeing Co.	8,633,049
10,020	L	DRS Technologies, Inc.	494,587
13,785	L	Engineered Support Systems, Inc.	565,736
44,000		General Dynamics Corp.	5,260,200
13,067		Kaman Corp.	267,220
86,350		Lockheed Martin Corp.	5,270,804
14,191	@	Moog, Inc.	418,918
54,700	L	Rockwell Collins, Inc.	2,643,104
12,930	@, L	Teledyne Technologies, Inc.	445,697
61,400		United Technologies Corp.	3,182,976

			27,502,457

		Agriculture: 1.6%
130,500		Altria Group, Inc.	9,619,155
180,850	L	Archer-Daniels-Midland Co.	4,459,761
68,750		Monsanto Co.	4,314,063
26,900	L	Reynolds American, Inc.	2,233,238

			20,626,217

		Airlines: 0.1%
12,975	@, L	Alaska Air Group, Inc.	377,054
16,566	@	Mesa Air Group, Inc.	136,670
20,750		Skywest, Inc.	556,514

			1,070,238

		Apparel: 1.0%
111,400	@	Coach, Inc.	3,493,504
3,767		Haggar Corp.	107,096
12,155		K-Swiss, Inc.	359,423
51,700	L	Nike, Inc.	4,222,856
18,000		Polo Ralph Lauren Corp.	905,400
13,620	@, L	Quiksilver, Inc.	196,809
20,900	@, L	Timberland Co.	706,002
29,800	L	VF Corp.	1,727,506
21,350		Wolverine World Wide, Inc.	449,418

			12,168,014

		Auto Manufacturers: 0.4%
456,100	L	Ford Motor Co.	4,497,146
19,094	L	Oshkosh Truck Corp.	824,097

			5,321,243

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Auto Parts and Equipment: 0.1%
49,500	@, L	Goodyear Tire & Rubber Co.	$771,705
16,500	L	Modine Manufacturing Co.	605,220

			1,376,925

		Banks: 3.7%
423,000	L	Bank of America Corp.	17,808,299
12,309	L	Central Pacific Financial Corp.	433,031
15,750		Commerce Bancorp, Inc.	483,368
6,540	L	East-West Bancorp, Inc.	222,622
29,750	@@, L	First Bancorp Puerto Rico	503,370
5,100		First Midwest Bancorp, Inc.	189,924
10,506		First Republic Bank	370,126
29,093	L	FirstMerit Corp.	779,401
24,345		Fremont General Corp.	531,451
5,200	L	Hudson United BanCorp	220,116
118,000	L	KeyCorp	3,805,500
20,631	L	Mercantile Bankshares Corp.	1,111,598
132,600	L	National City Corp.	4,434,144
8,500		South Financial Group, Inc.	228,140
33,830	L	TCF Financial Corp.	904,953
113,000		U.S. Bancorp	3,173,040
500		UCBH Holdings, Inc.	9,160
99,150	L	Wachovia Corp.	4,718,549
104,450		Wells Fargo & Co.	6,117,637
20,751		Whitney Holding Corp.	561,107
22,023		Wilmington Trust Corp.	802,738

			47,408,274

		Beverages: 1.8%
266,950		Coca-Cola Co.	11,529,571
209,050		PepsiCo, Inc.	11,855,225

			23,384,796

		Biotechnology: 0.5%
76,600	@, L	Amgen, Inc.	6,102,722
34,677	@	Savient Pharmaceuticals, Inc.	130,732

			6,233,454

		Building Materials: 0.2%
12,782	L	Florida Rock Industries, Inc.	819,198
16,300	L	Martin Marietta Materials, Inc.	1,278,898
9,867	@, L	NCI Building Systems, Inc.	402,475

			2,500,571

		Chemicals: 0.8%
29,300	L	Chemtura Corp.	363,906
57,700		Dow Chemical Co.	2,404,359
59,800		E.I. DuPont de Nemours & Co.	2,342,366
16,639	@	FMC Corp.	952,084

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.8% (continued)
13,234		HB Fuller Co.	$411,313
24,887	L	Lyondell Chemical Co.	712,266
13,239		MacDermid, Inc.	347,656
52,900		PPG Industries, Inc.	3,131,150

			10,665,100

		Coal: 0.1%
8,760	L	Massey Energy Co.	447,373
12,600		Peabody Energy Corp.	1,062,810

			1,510,183

		Commercial Services: 1.1%
10,700	L	Administaff, Inc.	425,218
28,400	@, L	Career Education Corp.	1,009,904
8,700	@, L	ChoicePoint, Inc.	375,579
6,990	@, L	Consolidated Graphics, Inc.	300,920
11,707	L	Corporate Executive Board Co.	912,912
23,604	@	Education Management Corp.	760,993
39,650	L	Equifax, Inc.	1,385,371
17,745	@, L	Korn/Ferry Intl.	290,841
19,590	@	Labor Ready, Inc.	502,484
87,000		McKesson Corp.	4,128,149
14,625		Pharmaceutical Product Development, Inc.	841,084
5,540	L	Pre-Paid Legal Services, Inc.	214,398
53,200		Robert Half Intl., Inc.	1,893,387
19,704	@, L	Sotheby’s Holdings	329,451
5,710	@, L	Vertrue, Inc.	207,559

			13,578,250

		Computers: 3.5%
17,040		Agilysys, Inc.	286,954
14,166	@	Anteon Intl. Corp.	605,738
138,700	@, L	Apple Computer, Inc.	7,435,707
7,332	@	Brooktrout, Inc.	95,096
9,490	@, L	CACI Intl., Inc.	575,094
26,800	@, L	Cadence Design Systems, Inc.	433,088
13,130	@, L	Cognizant Technology Solutions Corp.	611,727
314,650	@	Dell, Inc.	10,761,030
19,000	@, L	DST Systems, Inc.	1,041,770
378,000		Hewlett-Packard Co.	11,037,600
99,450		International Business Machines Corp.	7,977,879
3,865	@, L	Kronos, Inc.	172,534
13,230	@, L	Micros Systems, Inc.	578,813
9,420	L	MTS Systems Corp.	355,793
13,800	@	Radiant Systems, Inc.	142,416
17,525	@, L	SanDisk Corp.	845,581
45,100	@, L	Synopsys, Inc.	852,390
66,366	@, L	Western Digital Corp.	858,112

			44,667,322

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 0.7%
152,600	L	Procter & Gamble Co.	$9,073,596

			9,073,596

		Distribution/Wholesale: 0.2%
4,900	L	Building Material Holding Corp.	456,631
53,200		Genuine Parts Co.	2,282,280
5,450		SCP Pool Corp.	190,369
3,900	@, L	United Stationers, Inc.	186,654

			3,115,934

		Diversified Financial Services: 2.5%
78,100		American Express Co.	4,486,064
39,328	@, L	AmeriCredit Corp.	938,759
65,200		CIT Group, Inc.	2,945,736
59,900	L	Fannie Mae	2,684,718
29,200		Goldman Sachs Group, Inc.	3,550,136
21,400	L	Indymac Bancorp, Inc.	847,012
16,397	@, L	Investment Technology Group, Inc.	485,351
10,972	L	Legg Mason, Inc.	1,203,519
53,700		Lehman Brothers Holdings, Inc.	6,254,976
58,250		Merrill Lynch & Co., Inc.	3,573,638
67,500		Morgan Stanley	3,640,950
89,750	@, L	Providian Financial Corp.	1,586,780

			32,197,639

		Electric: 1.9%
89,600	@, L	CMS Energy Corp.	1,473,920
29,500	L	Dominion Resources, Inc.	2,541,130
129,500		Edison Intl.	6,122,760
57,850	L	Exelon Corp.	3,091,504
18,210	L	Scana Corp.	769,190
72,300	L	TXU Corp.	8,161,224
18,700	L	Wisconsin Energy Corp.	746,504
21,832	L	WPS Resources Corp.	1,261,890

			24,168,122

		Electrical Components and Equipment: 0.1%
17,964	@, L	Energizer Holdings, Inc.	1,018,559

			1,018,559

		Electronics: 0.4%
31,091	@	Arrow Electronics, Inc.	975,014
43,672	@, L	Avnet, Inc.	1,067,780
13,890	@	Coherent, Inc.	406,699
14,100	@, L	Cymer, Inc.	441,612
7,890	@, L	FLIR Systems, Inc.	233,386
9,900	@	Itron, Inc.	452,034
305,824	@, L	Solectron Corp.	1,195,773
6,090	@, L	Trimble Navigation Ltd.	205,172
15,385	@	Varian, Inc.	528,013
901		Woodward Governor Co.	76,630

			5,582,113

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Engineering and Construction: 0.1%
7,000	@	Emcor Group, Inc.	$415,100
8,600	@, L	Shaw Group, Inc.	212,076
4,800	@, L	URS Corp.	193,872

			821,048

		Entertainment: 0.1%
9,820	@, L	Argosy Gaming Co.	461,442
13,212		International Speedway Corp.	693,233

			1,154,675

		Environmental Control: 0.1%
12,520		Republic Services, Inc.	441,831
5,385	@, L	Waste Connections, Inc.	188,906

			630,737

		Food: 0.7%
9,190		Corn Products Intl., Inc.	185,362
14,400	@, L	Dean Foods Co.	559,584
19,050	L	Flowers Foods, Inc.	519,684
23,179		Hormel Foods Corp.	764,675
36		J&J Snack Foods Corp.	2,081
7,080	L	Nash Finch Co.	298,705
11,412	@	Ralcorp Holdings, Inc.	478,391
37,577	L	SUPERVALU, Inc.	1,169,396
6,250		Whole Foods Market, Inc.	840,313
54,100		Wm. Wrigley Jr. Co.	3,888,708

			8,706,899

		Gas: 0.2%
23,498	L	Atmos Energy Corp.	663,819
8,350	L	Energen Corp.	361,221
11,670	L	Northwest Natural Gas Co.	434,357
11,120	@, L	Southern Union Co.	286,562
28,230	L	UGI Corp.	794,675

			2,540,634

		Hand/Machine Tools: 0.1%
23,100	L	Black & Decker Corp.	1,896,279

			1,896,279

		Healthcare-Products: 1.7%
9,600	@	Advanced Neuromodulation Systems, Inc.	455,616
17,600	L	Beckman Coulter, Inc.	950,048
5,555		Cooper Cos., Inc.	425,569
20,172		Dentsply Intl., Inc.	1,089,691
11,300	@, L	Haemonetics Corp.	537,089

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 1.7% (continued)
8,900	@,L	Hologic, Inc.	$513,975
3,890	@	Idexx Laboratories, Inc.	260,163
187,100		Johnson & Johnson	11,839,688
11,000	L	LCA-Vision, Inc.	408,320
76,150		Medtronic, Inc.	4,083,163
4,300		Mentor Corp.	236,543
4,060	@, L	ResMed, Inc.	323,379
20,850	@, L	Respironics, Inc.	879,453
3,540		Vital Signs, Inc.	163,159

			22,165,856

		Healthcare-Services: 2.7%
64,400		Aetna, Inc.	5,547,416
25,100	@, L	Community Health Systems, Inc.	974,131
33,300	@	Coventry Health Care, Inc.	2,864,466
26,900	@, L	Health Net, Inc.	1,272,908
51,000	@, L	Humana, Inc.	2,441,880
26,525	@, L	Lincare Holdings, Inc.	1,088,851
21,146	@, L	Odyssey Healthcare, Inc.	358,848
18,555	@, L	PacifiCare Health Systems, Inc.	1,480,318
3,000	@	Pediatrix Medical Group, Inc.	230,460
8,910	@, L	Sierra Health Services, Inc.	613,632
179,300	L	UnitedHealth Group, Inc.	10,076,659
98,700	@	WellPoint, Inc.	7,483,434

			34,433,003

		Home Builders: 0.2%
12,900	L	Lennar Corp.	770,904
3,480	L	MDC Holdings, Inc.	274,537
2,500	@, L	Meritage Homes Corp.	191,650
1,140	@, L	NVR, Inc.	1,008,843
7,560	L	Standard-Pacific Corp.	313,816
12,200	@, L	Toll Brothers, Inc.	544,974

			3,104,724

		Home Furnishings: 0.1%
6,460	L	Harman Intl. Industries, Inc.	660,664

			660,664

		Household Products/Wares: 0.3%
26,250	L	American Greetings Corp.	719,250
47,300		Clorox Co.	2,627,042

			3,346,292

		Housewares: 0.0%
14,490		Toro Co.	532,652

			532,652

		Insurance: 5.4%
84,277	@@	ACE Ltd.	3,966,918
120,100		Allstate Corp.	6,640,329

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 5.4% (continued)
18,850	L	American Financial Group, Inc.	$639,581
163,200		American Intl. Group, Inc.	10,111,871
48,850	L	Chubb Corp.	4,374,518
13,015	@@, L	Everest Re Group Ltd.	1,274,169
16,718	L	Fidelity National Financial, Inc.	744,285
24,404		First American Corp.	1,114,531
67,100	L	Hartford Financial Services Group, Inc.	5,178,107
21,301	L	Horace Mann Educators Corp.	421,334
7,270	L	LandAmerica Financial Group, Inc.	470,006
53,300		Lincoln National Corp.	2,772,666
43,257		Loews Corp.	3,997,379
12,500		Mercury General Corp.	749,875
136,650	L	MetLife, Inc.	6,809,270
29,100	L	MGIC Investment Corp.	1,868,220
18,445		Old Republic Intl. Corp.	491,928
6,430	@, L	Philadelphia Consolidated Holding Co.	545,907
25,171		PMI Group, Inc.	1,003,568
84,400	L	Principal Financial Group, Inc.	3,998,028
11,178	@, L	ProAssurance Corp.	521,677
22,030	L	Protective Life Corp.	907,195
21,400	L	Radian Group, Inc.	1,136,340
9,044		RLI Corp.	418,375
10,430		Selective Insurance Group, Inc.	510,027
135,700		St. Paul Travelers Cos., Inc.	6,088,859
8,133	L	Stewart Information Services Corp.	416,410
13,300		UICI	478,800
28,500	L	W.R. Berkley Corp.	1,125,180
7,780		Zenith National Insurance Corp.	487,728

			69,263,081

		Internet: 1.0%
74,900	@, L	eBay, Inc.	3,085,880
17,000	@, L	Internet Security Systems	408,170
22,857	@	Macromedia, Inc.	929,594
39,675	@, L	McAfee, Inc.	1,246,589
38,400	@	Monster Worldwide, Inc.	1,179,264
255,300	@, L	Symantec Corp.	5,785,098
2,700	@	Websense, Inc.	138,267

			12,772,862

		Iron/Steel: 0.2%
2,600	L	Cleveland-Cliffs, Inc.	226,486
48,100		Nucor Corp.	2,837,419

			3,063,905

		Leisure Time: 0.2%
32,650	L	Carnival Corp.	1,631,847
14,700	@, L	Multimedia Games, Inc.	142,737
12,350	L	Polaris Industries, Inc.	611,943

			2,386,527

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
1		Harrah’s Entertainment, Inc.	$65

			65

		Machinery-Construction and Mining: 0.1%
16,800		JLG Industries, Inc.	614,712
7,800		Joy Global, Inc.	393,588

			1,008,300

		Machinery-Diversified: 0.1%
11,435	L	Applied Industrial Technologies, Inc.	410,288
5,900		Briggs & Stratton Corp.	204,081
5,000		Cognex Corp.	150,350
5,889		IDEX Corp.	250,577

			1,015,296

		Media: 1.8%
136,000	@, L	Comcast Corp.	3,995,680
92,400	L	McGraw-Hill Cos., Inc.	4,438,896
153,000		News Corp.	2,385,270
293,150		Time Warner, Inc.	5,308,947
99,400		Viacom, Inc.	3,281,194
125,800	L	Walt Disney Co.	3,035,554
530		Washington Post Co.	425,325

			22,870,866

		Metal Fabricate/Hardware: 0.2%
7,280		Commercial Metals Co.	245,627
28,150		Precision Castparts Corp.	1,494,765
8,691	L	Quanex Corp.	575,518

			2,315,910

		Mining: 0.5%
55,400	L	Freeport-McMoRan Copper & Gold, Inc.	2,691,886
29,700	L	Phelps Dodge Corp.	3,858,921

			6,550,807

		Miscellaneous Manufacturing: 2.9%
46,150		3M Co.	3,385,564
11,372		AptarGroup, Inc.	566,439
75,200		Danaher Corp.	4,048,016
24,550	L	Donaldson Co., Inc.	749,512
667,300		General Electric Co.	22,467,990
100,200	@@	Ingersoll-Rand Co.	3,830,646
12,067		Lancaster Colony Corp.	518,881
9,420		Roper Industries, Inc.	370,112
12,867	L	Teleflex, Inc.	907,124

			36,844,284

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office Furnishings: 0.2%
24,602	L	Herman Miller, Inc.	$745,441
16,285		HNI Corp.	980,682
25,877	@	Interface, Inc.	213,744

			1,939,867

		Oil and Gas: 7.9%
70,000	L	Burlington Resources, Inc.	5,692,400
224,686	L	ChevronTexaco Corp.	14,543,924
19,860	@, L	Cimarex Energy Co.	900,254
159,100		ConocoPhillips	11,122,680
81,450	L	Devon Energy Corp.	5,590,728
494,050		Exxon Mobil Corp.	31,391,936
16,667	@, L	Forest Oil Corp.	868,351
15,900		Frontier Oil Corp.	705,165
15,000	L	Helmerich & Payne, Inc.	905,850
74,300	L	Marathon Oil Corp.	5,121,499
27,800	@	Newfield Exploration Co.	1,364,980
34,900		Noble Energy, Inc.	1,636,810
68,300	L	Occidental Petroleum Corp.	5,834,869
9,370	@, L	Petroleum Development Corp.	359,246
13,600		Pioneer Natural Resources Co.	746,912
16,700	L	Pogo Producing Co.	984,298
10,365	@, L	Remington Oil & Gas Corp.	430,148
9,410	@	Southwestern Energy Co.	690,694
17,445		St. Mary Land & Exploration Co.	638,487
9,420	@, L	Stone Energy Corp.	574,997
37,700	L	Sunoco, Inc.	2,948,140
10,350	@, L	Swift Energy Co.	473,513
13,000	@	Unit Corp.	718,640
51,350	L	Valero Energy Corp.	5,805,631
15,700		Vintage Petroleum, Inc.	716,862

			100,767,014

		Oil and Gas Services: 0.1%
14,400	@, L	Cooper Cameron Corp.	1,064,592

			1,064,592

		Pharmaceuticals: 3.1%
97,800		Abbott Laboratories	4,146,720
32,600	L	Amerisourcebergen Corp.	2,519,980
24,250	@	Barr Laboratories, Inc.	1,331,810
88,250		Cardinal Health, Inc.	5,598,580
69,100	L	Eli Lilly & Co.	3,698,232
44,500	@, L	Express Scripts, Inc.	2,767,900
47,500	@	Hospira, Inc.	1,946,075
73,700	@	King Pharmaceuticals, Inc.	1,133,506
6,800		Medicis Pharmaceutical Corp.	221,408
10,200	L	Omnicare, Inc.	573,546
458,350		Pfizer, Inc.	11,445,000
5,600	@	Sepracor, Inc.	330,344
84,000		Wyeth	3,886,680

			39,599,781

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pipelines: 0.3%
19,400		Equitable Resources, Inc.	$757,764
29,150		Questar Corp.	2,568,698

			3,326,462

		Real Estate Investment Trusts: 0.1%
4,600	L	Colonial Properties Trust	204,608
11,150	L	Developers Diversified Realty Corp.	520,705
2,680		Essex Property Trust, Inc.	241,200
6,410	L	New Century Financial Corp.	232,491

			1,199,004

		Retail: 5.8%
8,850		Abercrombie & Fitch Co.	441,173
10,950	@	Advance Auto Parts, Inc.	423,546
39,870		American Eagle Outfitters, Inc.	938,141
19,690	L	Barnes & Noble, Inc.	742,313
103,725		Best Buy Co., Inc.	4,515,149
25,050	@, L	Brinker Intl., Inc.	940,878
20,400		Casey’s General Stores, Inc.	473,280
12,384		Cato Corp.	246,813
12,800	@, L	CEC Entertainment, Inc.	406,528
17,900	@, L	Chico’s FAS, Inc.	658,720
9,200	@, L	Childrens Place	327,888
32,860	L	Claire’s Stores, Inc.	792,912
39,850		Darden Restaurants, Inc.	1,210,245
66,600		Federated Department Stores, Inc.	4,453,542
5,678	@	GameStop Corp.	161,198
10,100	@, L	Genesco, Inc.	376,124
2,700	@, L	Guitar Center, Inc.	149,067
15,150	@, L	Hibbett Sporting Goods, Inc.	337,088
131,700		Home Depot, Inc.	5,023,038
78,150		J.C. Penney Co., Inc. Holding Co.	3,705,873
9,000	L	Landry’s Restaurants, Inc.	263,700
10,800	L	Longs Drug Stores Corp.	463,212
46,300		Lowe’s Cos., Inc.	2,981,720
214,900		McDonald’s Corp.	7,197,001
18,100	@, L	Men’s Wearhouse, Inc.	483,270
34,540		Michaels Stores, Inc.	1,141,892
14,400	L	Movie Gallery, Inc.	149,616
4,896	L	Neiman-Marcus Group, Inc.	489,355
70,300		Nordstrom, Inc.	2,412,696
32,200	@, L	O’Reilly Automotive, Inc.	907,396
97,800	@	Office Depot, Inc.	2,904,660
29,600	@, L	Pacific Sunwear of California	634,624
9,680	@, L	Panera Bread Co.	495,422
6,300	@, L	Papa John’s Intl., Inc.	315,756
32,375	@, L	Payless Shoesource, Inc.	563,325
16,600	@, L	Select Comfort Corp.	331,668
14,204	@	Shopko Stores, Inc.	362,486
15,385		Sonic Automotive, Inc.	341,855
6,340	@	Sonic Corp.	173,399
197,400		Staples, Inc.	4,208,568

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.8% (continued)
24,000	@	Starbucks Corp.	$1,202,400
54,700	L	Target Corp.	2,840,571
14,110	@, L	Too, Inc.	387,037
4,100	L	Tractor Supply Co.	187,165
157,250	L	Wal-Mart Stores, Inc.	6,890,695
171,700	L	Walgreen Co.	7,460,365
36,200		Wendy’s Intl., Inc.	1,634,430
11,300	@, L	Williams-Sonoma, Inc.	433,355
6,095	@, L	Zale Corp.	165,662

			74,346,817

		Savings and Loans: 0.6%
10,912		Anchor Bancorp Wisconsin, Inc.	321,686
8,210	L	Downey Financial Corp.	499,989
7,144	@, L	FirstFed Financial Corp.	384,419
157,600	L	Washington Mutual, Inc.	6,181,071

			7,387,165

		Semiconductors: 2.3%
85,100	@	Broadcom Corp.	3,992,041
13,865	@	DSP Group, Inc.	355,776
18,731	@	Exar Corp.	262,609
380,550		Intel Corp.	9,380,557
36,000	@, L	Lam Research Corp.	1,096,920
45,021	@, L	MEMC Electronic Materials, Inc.	1,026,029
46,510	L	Microchip Technology, Inc.	1,400,881
7,000	@, L	Microsemi Corp.	178,780
108,000	L	National Semiconductor Corp.	2,840,400
7,273	@	Supertex, Inc.	218,117
253,250		Texas Instruments, Inc.	8,585,174
62,353	@	Triquint Semiconductor, Inc.	219,483
4,480	@, L	Varian Semiconductor Equipment Associates, Inc.	189,818

			29,746,585

		Software: 3.1%
19,600	@	Activision, Inc.	400,820
7,816	@, L	Advent Software, Inc.	210,563
12,700	@, L	Ansys, Inc.	488,823
69,700		Autodesk, Inc.	3,236,868
68,600	@	BMC Software, Inc.	1,447,460
3,680	@, L	Cerner Corp.	319,902
51,900	@, L	Citrix Systems, Inc.	1,304,766
112,450	@	Compuware Corp.	1,068,275
17,029	@, L	Dun & Bradstreet Corp.	1,121,700
16,700	@, L	FileNet Corp.	465,930
3,780	L	Global Payments, Inc.	293,782
4,715	@	Hyperion Solutions Corp.	229,385
57,000	@, L	Intuit, Inc.	2,554,170
15,510	@	JDA Software Group, Inc.	235,442
579,950		Microsoft Corp.	14,922,114
13,569	@	MRO Software, Inc.	228,502
109,300	@, L	Novell, Inc.	814,285
615,350	@	Oracle Corp.	7,624,187

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.1% (continued)
62,000	@, L	Parametric Technology Corp.	$432,140
14,760	@, L	Progress Software Corp.	468,925
16,381	@, L	Serena Software, Inc.	326,473
9,173	@	SPSS, Inc.	220,152
9,330		SS&C Technologies, Inc.	341,851
32,100	@, L	Sybase, Inc.	751,782
17,900	@, L	Transaction Systems Architects, Inc.	498,515

			40,006,812

		Telecommunications: 3.2%
4,078	@	Anixter Intl., Inc.	164,466
11,582	@	Audiovox Corp.	161,916
8,437		Black Box Corp.	354,017
107,900	L	CenturyTel, Inc.	3,774,342
395,650	@	Cisco Systems, Inc.	7,094,005
4,725	L	Commonwealth Telephone Enterprises, Inc.	178,133
9,400	@	Comtech Telecommunications	389,818
31,083	L	Harris Corp.	1,299,269
376,050		Motorola, Inc.	8,306,945
100,700		Qualcomm, Inc.	4,506,325
6,775	L	Telephone & Data Systems, Inc.	264,225
457,300		Verizon Communications, Inc.	14,949,136

			41,442,597

		Toys/Games/Hobbies: 0.1%
7,468	@	Department 56, Inc.	93,350
55,847	L	Hasbro, Inc.	1,097,393
14,160	@, L	JAKKS Pacific, Inc.	229,817

			1,420,560

		Transportation: 1.2%
8,325	@, L	C.H. Robinson Worldwide, Inc.	533,799
16,740	L	CNF, Inc.	878,850
66,100		CSX Corp.	3,072,328
2,100	L	Expeditors Intl. Washington, Inc.	119,238
17,269	L	Landstar System, Inc.	691,278
110,815		Norfolk Southern Corp.	4,494,656
11,505	L	Overseas Shipholding Group, Inc.	671,087
69,600	L	United Parcel Service, Inc.	4,811,448

			15,272,684

		Trucking and Leasing: 0.1%
18,002	L	Gatx Corp.	711,979

			711,979

		Total Common Stock
		(Cost $813,709,835)	890,321,253

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.5%
		Banks: 0.2%
186	#, C	DG Funding Trust	$1,991,363

			1,991,363

		Diversified Financial Services: 0.0%
16,625	C	National Rural Utilities Cooperative Finance Corp.	405,983

			405,983

		Electric: 0.0%
15,650		TECO Energy, Inc.	396,508

			396,508

		Insurance: 0.2%
60,178	@@, C	Aegon NV	1,533,936
59,875	C	Metlife, Inc.	1,517,831

			3,051,767

		Telecommunications: 0.1%
604	@, @@, #	Centaur Funding Corp.	789,353

			789,353

		Total Preferred Stock
		(Cost $6,634,022)	6,634,974

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
2,978	@	Timco Aviation Services	—

		Total Warrants
		(Cost $-)	—

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.4%
		Agriculture: 0.0%
$289,000	#, C	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$289,723

			289,723

		Auto Manufacturers: 0.1%
500,000	L	Ford Motor Co., 6.625%, due 10/01/28	363,750
2,577,000		General Motors Corp., 4.470%, due 03/15/36	670,020
306,000		General Motors Corp., 7.400%, due 09/01/25	221,085

			1,254,855

		Banks: 1.6%
893,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	760,094
903,000	@@, #	Banco Santander Santiago Chile SA, 4.148%, due 12/09/09	900,035
820,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	923,890
485,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	416,025
523,000	@@, C	Bank of Nova Scotia, 4.250%, due 08/21/85	441,665
222,000	@@, C	Bank of Scotland, 3.750%, due 11/30/49	192,030
839,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	899,161
446,000	@@, C	Barclays Bank PLC, 6.278%, due 12/15/49	439,426
817,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	787,822
483,000	@@	Corp. Andina de Fomento, 5.125%, due 05/05/15	476,405
404,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	425,804
590,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	497,075
694,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	849,901
540,000	@@, #	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	537,669
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,070
1,222,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	1,232,462
1,280,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	1,097,600
700,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	602,340
579,000	#, C, S	M&T Bank Corp., 3.850%, due 04/01/13	566,780
553,000	C	Mellon Capital I, 7.720%, due 12/01/26	590,887
490,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	442,064
306,000	C	NB Capital Trust II, 7.830%, due 12/15/26	327,452
287,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	310,386
595,000		PNC Funding Corp., 4.500%, due 03/10/10	588,516
933,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	937,158
1,506,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	1,295,264
498,000	@@, C	Societe Generale, 3.625%, due 11/29/49	443,615
1,202,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	973,620
481,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	388,408
563,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	594,247
837,000		Wachovia Corp., 5.500%, due 08/01/35	819,514
494,000	@@, C	Westpac Banking Corp., 4.333%, due 09/30/49	421,546

			20,179,931

		Beverages: 0.1%
814,000	@@, S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	970,695

			970,695

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Chemicals: 0.2%
183,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	$185,011
290,000		Stauffer Chemical, 5.480%, due 04/15/10	231,536
630,000	S	Stauffer Chemical, 7.500%, due 04/15/17	335,513
1,319,000		Union Carbide Corp., 7.750%, due 10/01/96	1,393,678

			2,145,738

		Diversified Financial Services: 1.8%
418,000	@@, #, I	Alpine III, 4.330%, due 08/16/14	419,157
418,000	@@, #, I	Alpine III, 4.740%, due 08/16/14	419,008
425,000	@@, #, I	Alpine III, 6.540%, due 08/16/14	426,857
645,000	@@, #, I, S	Alpine III, 9.790%, due 08/16/14	663,720
207,816	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	211,288
429,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	424,454
402,698	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	424,626
360,000	#, C, S	Army Hawaii Family Housing Trust Certificates, 5.524%, due
		06/15/50	370,784
260,000	#, C, S	Army Hawaii Family Housing Trust Certificates, 5.624%, due
		06/15/50	268,103
975,669	#	Astoria Depositor Corp., 7.902%, due 05/01/21	972,132
1,596,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	1,586,862
543,000	@@, C	BNP Paribas, 4.045%, due 12/31/49	466,223
120,000	@@, #	Bosphorus Financial Services Ltd., 5.590%, due 02/15/12	116,598
1,023,846	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	1,028,965
1,125,000	@@, #, C, S	BTM Curacao Holdings NV, 4.760%, due 07/21/15	1,104,289
551,000	C	Citigroup Capital II, 7.750%, due 12/01/36	584,574
1,116,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,193,387
235,000	@@, C	Financiere CSFB NV, 4.188%, due 03/29/49	204,712
625,000	L	Goldman Sachs Group, Inc., 4.070%, due 03/02/10	625,984
702,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	939,205
345,000		International Lease Finance Corp., 5.000%, due 04/15/10	346,573
652,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	694,033
723,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	777,430
1,019,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,022,409
749,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	738,087
441,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	438,962
578,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	576,341
1,316,240	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,324,354
915,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	927,905
400,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	1,860,948
4,600,000	#	Toll Road Investors Partnership II LP, 18.140%, due 02/15/45	557,686
574,000	#, C	Twin Reefs Pass-Through Trust, 4.728%, due 12/10/49	572,818
621,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	681,044
459,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	496,384

			23,465,902

		Electric: 0.8%
982,422	C, S	CE Generation LLC, 7.416%, due 12/15/18	1,049,898
955,000	C	Consumers Energy Co., 4.250%, due 04/15/08	941,865
146,000	@@, L	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	160,781
512,000	@@, S	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	599,033
871,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	858,007
775,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	768,892
647,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	689,774
1,114,000	C, L	FirstEnergy Corp., 7.375%, due 11/15/31	1,310,689

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 0.8% (continued)
709,990	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	$696,047
557,000	@@, +	Korea Electric Power Corp., 0.570%, due 04/01/96	334,200
727,000	C	NorthWestern Corp, 5.875%, due 11/01/14	738,077
526,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	526,000
902,000	C	Potomac Edison Co., 5.000%, due 11/01/06	903,809
360,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	367,898
140,944		PPL Montana, LLC, 8.903%, due 07/02/20	163,626
191,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	195,298
251,669	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	261,117

			10,565,011

		Food: 0.1%
218,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	230,136
278,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	302,690
1,003,000	C, S	Tyson Foods, Inc., 7.250%, due 10/01/06	1,029,020

			1,561,846

		Gas: 0.1%
1,289,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,331,524

			1,331,524

		Home Builders: 0.0%
50,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	52,000

			52,000

		Insurance: 0.2%
899,000		AON Corp., 8.205%, due 01/01/27	1,033,698
368,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	370,752
462,000		Prudential Financial, Inc., 4.104%, due 11/15/06	458,931
991,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	1,061,939

			2,925,320

		Media: 0.1%
497,000	C, S	COX Communications, Inc., 6.850%, due 01/15/18	534,844

			534,844

		Oil and Gas: 0.5%
498,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	538,739
490,000	@@, #, S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	470,540
397,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	429,537
557,000	@@, +, C	Husky Oil Co., 8.900%, due 08/15/28	606,485
988,000	@@, #	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	1,030,484
465,000	@@, #, C	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	460,931
941,000	@@, #, C, S	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	941,530
682,000	@@, #, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	700,755
387,000	C	Valero Energy Corp., 7.500%, due 04/15/32	468,600

			5,647,601

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Pharmaceuticals: 0.0%
119,000	#, C	AmerisourceBergen Corp., 5.625%, due 09/15/12	$117,810
238,000	#, C	AmerisourceBergen Corp., 5.875%, due 09/15/15	236,215

			354,025

		Pipelines: 0.0%
275,000	C	KN Capital Trust III, 7.630%, due 04/15/28	311,696

			311,696

		Real Estate: 0.0%
676,000	C	EOP Operating, LP, 7.750%, due 11/15/07	715,990

			715,990

		Real Estate Investment Trusts: 0.2%
127,000	C	Liberty Property, LP, 6.375%, due 08/15/12	134,692
646,000	C	Liberty Property, LP, 7.750%, due 04/15/09	703,842
572,000	C	Simon Property Group, LP, 4.875%, due 03/18/10	571,020
894,000	C	Simon Property Group, LP, 6.375%, due 11/15/07	921,034

			2,330,588

		Retail: 0.1%
765,000	C	May Department Stores Co., 3.950%, due 07/15/07	754,576

			754,576

		Savings and Loans: 0.1%
591,000	C	Great Western Financial, 8.206%, due 02/01/27	636,644

			636,644

		Telecommunications: 0.4%
543,000	C	AT&T Corp., 9.750%, due 11/15/31	690,289
499,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	675,583
628,000	C	BellSouth Corp., 4.200%, due 09/15/09	616,378
429,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	432,275
529,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	719,698
466,000	@@, +	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	528,839
204,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	239,538
486,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	499,049
336,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	336,591
487,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	483,619

			5,221,859

		Transportation: 0.0%
496,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	498,580

			498,580

		Total Corporate Bonds/Notes
		(Cost $82,501,892)	81,748,948

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.3%
		Federal Home Loan Bank: 0.3%
4,475,000	L	3.250%, due 12/17/07	$4,369,408

			4,369,408

		Federal Home Loan Mortgage Corporation: 3.0%
8,613,000	C	2.700%, due 03/16/07	8,410,663
2,103,000	L	3.875%, due 06/15/08	2,076,210
2,132,000	L	4.000%, due 08/17/07	2,120,061
239,688	C	4.500%, due 12/15/16	237,932
97,828	C	4.500%, due 06/15/17	97,000
2,047,000	C	4.500%, due 02/15/20	1,950,944
937,000	C	5.000%, due 05/15/20	932,465
2,902,077	C	5.000%, due 08/15/21	2,897,320
2,387,000	C	5.000%, due 04/15/23	2,359,332
427,884		5.038%, due 04/01/35	423,982
1,468,566		5.216%, due 06/01/35	1,459,034
2,506,427	C	5.500%, due 11/15/18	2,541,402
435		5.500%, due 05/01/23	438
1,707,000		5.500%, due 10/15/35	1,707,533
1,387,000	L	5.875%, due 03/21/11	1,462,831
2,276,000	C	6.000%, due 01/15/29	9,489,970
488,965		6.500%, due 11/01/28	504,690

			38,671,807

		Federal National Mortgage Association: 4.6%
4,389,000		3.875%, due 07/15/08	4,323,117
568,977	C	3.970%, due 04/25/35	569,801
1,081,000	L	4.250%, due 09/15/07	1,078,495
113,558		4.500%, due 09/25/16	112,717
128,000		4.500%, due 10/15/35	122,040
882,855		4.643%, due 08/01/35	874,524
2,403,000	C	4.750%, due 12/25/42	2,402,682
2,273,779		4.823%, due 08/01/35	2,259,709
7,468,000		5.000%, due 11/15/34	7,304,637
1,955,000		5.250%, due 08/01/12	2,011,310
1,829,429		5.500%, due 11/01/32	1,830,980
9,543,451		5.500%, due 11/01/33	9,551,194
120,586		6.000%, due 06/01/16	124,099
631,837		6.000%, due 07/01/16	650,243
218,844		6.000%, due 08/01/16	225,219
169,548		6.000%, due 10/01/16	174,486
696,073		6.000%, due 03/01/17	716,338
335,070		6.000%, due 04/01/17	344,827
418,451		6.000%, due 06/01/17	430,634
89,183		6.000%, due 09/01/17	91,780
110,387		6.000%, due 10/01/17	113,601
425,205		6.000%, due 11/01/17	437,592
458,196		6.000%, due 12/01/17	471,536
439,604		6.000%, due 12/01/18	452,410
5,246,642		6.000%, due 07/25/29	5,402,105
2,496,422		6.000%, due 04/25/31	2,574,986
3,134,365		6.500%, due 04/01/30	3,237,329
3,814,000		6.500%, due 10/01/31	3,926,036

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 4.6% (continued)
1,903,000		6.625%, due 11/15/10	$2,083,140
160,267		7.000%, due 06/01/29	167,942
845		7.000%, due 08/01/29	885
8,479		7.000%, due 10/01/29	8,882
229,214		7.000%, due 11/01/29	240,084
129,409		7.000%, due 01/01/30	135,547
222,577		7.000%, due 03/01/30	233,132
133,923		7.000%, due 01/01/31	140,225
1,719,825		7.000%, due 06/01/31	1,803,491
324,681		7.000%, due 08/01/31	339,979
12,419		7.000%, due 10/01/31	13,004
77,751		7.000%, due 01/01/32	81,414
11,999		7.000%, due 04/01/32	12,564
21,930		7.000%, due 05/01/32	22,962
60,410		7.000%, due 07/01/32	63,254
235,400		7.500%, due 10/01/30	249,234
177,243		7.500%, due 11/01/30	187,660
1,021,643	C	7.500%, due 01/25/48	1,070,339

			58,668,165

		Government National Mortgage Association: 0.4%
56,582		4.125%, due 12/20/29	56,573
209,917		4.375%, due 04/20/28	211,502
238,577		6.500%, due 10/15/31	248,379
668,326		7.000%, due 09/15/24	706,481
1,128,173		7.000%, due 10/15/24	1,192,491
201,317		7.000%, due 11/15/24	212,816
1,853,094		7.500%, due 12/15/23	1,981,489

			4,609,731

		Total U.S. Government Agency Obligations
		(Cost $107,260,763)	106,319,111

U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury Bonds: 2.4%
18,127,000	L, S	4.250%, due 08/15/15	18,019,380
11,891,000	L	5.375%, due 02/15/31	13,325,364

			31,344,744

		U.S. Treasury Notes: 2.9%
30,271,000	L	3.875%, due 09/15/10	29,852,412
4,512,000	L, S	4.000%, due 08/31/07	4,498,080
71,000		4.000%, due 09/30/07	70,784
1,878,000	L, S	4.125%, due 08/15/08	1,875,801
325,000	L, S	4.875%, due 02/15/12	336,058

			36,562,351

		U.S. Treasury STRIP: 0.2%
3,424,000		4.570%, due 05/15/16	2,130,334

			2,130,334

		Total U.S. Treasury Obligations
		(Cost $70,643,688)	70,108,213

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 2.2%
		Automobile Asset-Backed Securities: 0.2%
186,487	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	$185,352
330,104	C	Household Automotive Trust, 2.310%, due 04/17/08	328,106
1,400,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,364,745
1,590,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,567,871

			3,446,074

		Credit Card Asset-Backed Securities: 0.2%
285,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	275,707
775,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	781,852
1,270,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,264,172

			2,321,731

		Home Equity Asset-Backed Securities: 0.9%
325,167	C	Argent Securities, Inc., 3.961%, due 03/25/34	325,628
484,581	C	Asset Backed Funding Certificates, 3.921%, due 11/25/33	485,852
1,825,884	C	Bayview Financial Acquisition Trust, 4.338%, due 09/28/43	1,830,869
302,483	C	GMAC Mortgage Corp Loan Trust, 3.871%, due 12/25/20	302,693
4,664,000	C	GSAA Trust, 5.242%, due 05/25/35	4,664,831
748,695	C	Merrill Lynch Mortgage Investors, Inc., 4.001%, due 07/25/34	751,911
923,705	C	New Century Home Equity Loan Trust, 4.080%, due 04/25/34	924,419
2,275,393	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,269,755

			11,555,958

		Other Asset-Backed Securities: 0.9%
350,768	C	Amortizing Residential Collateral Trust, 4.330%, due 05/25/32	351,077
420,657	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.130%,	421,655
		due 07/25/33
5,290,000	C	PP&L Transition Bond Co LLC, 7.050%, due 06/25/09	5,432,758
216,320	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	215,769
260,793	C	Residential Asset Mortgage Products, Inc., 3.951%, due 06/25/33	261,323
4,600,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	4,619,182

			11,301,764

		Total Asset-Backed Securities (Cost $28,662,197)	28,625,527

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
		Commercial Mortgage-Backed Securities: 1.9%
1,412,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due	1,386,848
		01/12/41
2,060,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due	2,237,289
		08/15/31
2,187,000	C	COMM, 3.600%, due 03/10/39	2,110,788
1,214,377	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,175,622

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 1.9% (continued)
1,600,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	$1,680,626
1,468,046	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,439,262
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp, 4.262%,
		due 08/12/40	986,922
556,691	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%,
		due 01/12/37	546,376
2,992,413	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%,
		due 04/15/35	3,080,391
3,150,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,302,178
3,000,000	C, L	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,300,177
2,781,366	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	2,882,385
181,513	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	175,342
600,000	C	Prudential Securities Secured Financing Corp, 6.649%, due
		07/15/08	629,709

			24,933,915

		Whole Loan Collateral PAC: 0.1%
956,747	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	982,584

			982,584

		Whole Loan Collateralized Mortgage Obligations: 3.0%
1,903,058	C	Banc of America Funding Corp., 5.352%, due 12/31/49	1,892,401
3,327,182	C	Banc of America Funding Corp., 5.750%, due 09/20/34	3,334,212
2,324,566	C	Banc of America Mortgage Securities, 5.500%, due 12/01/49	2,333,587
501,459	C	Bear Stearns Alt-A Trust, 3.961%, due 07/25/34	502,201
814,644	C	Citigroup Mortgage Loan Trust, Inc., 3.580%, due 12/25/34	815,170
646,927	C	Countrywide Alternative Loan Trust, 3.941%, due 02/25/35	648,218
2,792,581	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,804,002
1,888,744	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%,
		due 11/25/18	1,874,012
695,371	C	First Horizon Asset Securities, Inc., 5.478%, due 10/25/35	696,674
2,164,504	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	2,148,270
765,697	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	768,682
467,444	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	463,057
865,089	C	Harborview Mortgage Loan Trust, 4.139%, due 01/19/35	865,360
1,336,028	C	Homebanc Mortgage Trust, 4.071%, due 08/25/29	1,342,331
3,290,639	C	MASTR Adjustable Rate Mortgages Trust, 5.365%, due 06/30/19	3,278,299
2,782,404	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,811,020
555,233	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	562,250
541,251	C	MLCC Mortgage Investors, Inc., 4.150%, due 01/25/29	541,937
500,901	C	QFA Royalties LLC, 7.300%, due 02/20/25	499,492
586,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	588,745
417,722	C	Residential Funding Mtg. Sec I, 3.960%, due 12/25/33	417,937
489,986	C	Sequoia Mortgage Trust, 4.066%, due 01/20/35	490,809
1,166,826	C	Structured Asset Mortgage Investments, Inc., 4.029%, due 04/19/35	1,164,456
237,574	C	Washington Mutual, Inc., 3.795%, due 06/25/44	237,872
1,334,424	C	Washington Mutual, Inc., 3.951%, due 01/25/45	1,336,173
961,707	C	Washington Mutual, Inc., 4.080%, due 01/25/45	962,234
2,141,841	C	Washington Mutual, Inc., 6.000%, due 06/25/34	2,163,260
380,206	C	Wells Fargo Mortgage Backed Securities Trust, 4.141%, due
		02/25/34	380,443
2,225,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due
		08/25/18	2,145,819

			38,068,923

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Support CMO: 0.2%
1,108,772	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	$1,108,942
1,010,775	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	1,006,989

			2,115,931

		Total Collateralized Mortgage Obligations (Cost $67,116,997)	66,101,353

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
510,000		City of New York, 5.000%, due 11/01/08	535,883
510,000		City of New York, 5.000%, due 11/01/11	549,198
510,000	C, S	City of New York, 5.000%, due 11/01/15	552,100
215,000	C	City of New York, 5.000%, due 04/01/35	222,220

		Total Municipal Bonds (Cost $1,879,018)	1,859,401

OTHER BONDS: 0.1%
		Sovereign: 0.1%
454,000	@@, L	Mexico Government Intl. Bond, 6.625%, due 03/03/15	494,406
823,729	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	1,234,339

		Total Other Bonds (Cost $1,352,746)	1,728,745

		Total Long-Term Investments (Cost $1,179,761,158)	1,253,447,525

SHORT-TERM INVESTMENTS: 19.6%
		Repurchase Agreement: 1.7%
21,669,000	S	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $21,675,844 to be received upon repurchase (Collateralized by $21,833,000 various U.S. Government Agency Obligations, 5.370%-5.500%, Market Value plus accrued interest $22,102,704, due 10/14/14-08/17/20)	21,669,000

		Total Repurchase Agreement (Cost $21,669,000)	21,669,000

		Securities Lending CollateralCC: 17.9%
228,373,566		The Bank of New York Institutional Cash Reserves Fund	228,373,566

		Total Securities Lending Collateral (Cost $228,373,566)	228,373,566

		Total Short-Term Investments (Cost $250,042,566)	250,042,566

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Total Investments In Securities
		(Cost $1,429,803,724)*	117.8%	$1,503,490,091
		Other Assets and Liabilities-Net	(17.8)	(227,091,056)

		Net Assets	100.0%	$1,276,399,035

Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $1,450,546,512. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$75,307,592
		Gross Unrealized Depreciation		(22,364,013)

		Net Unrealized Appreciation		$52,943,579

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning open futures contracts for the ING VP Balanced Portfolio at September 30, 2005
is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
U.S. 30 Year Treasury Note	92	$10,525,375	12/20/05	($134,866)
S&P 500 Future	6	1,851,450	12/15/05	(6,854)

		$12,376,825		($141,720)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
U.S. 2 Year Treasury Note	38	$7,823,844	01/05/06	$41,966

Information concerning the Interest Rate Swap Agreements outstanding for the ING VP Balanced Portfolio at September 30, 2005, is shown below:

				Unrealized
	Termination		Notional	Appreciation
Type	Date		Principal	(Depreciation)
Receive a fixed rate equal to 1.800% and pay a floating rate based on the 3-month LIBOR BBA.	03/01/34	X JPY	387,534,000	$52,424

Counterparty: UBS AG

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING VP Balanced Portfolio
Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15%
of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Alpine III, 4.330%, due 08/16/14	$418,000	8/4/2004	$418,000	$419,157	0.0%
Alpine III, 4.740%, due 08/16/14	418,000	8/4/2004	418,000	419,008	0.0%
Alpine III, 6.540%, due 08/16/14	425,000	8/4/2004	428,739	426,857	0.1%
Alpine III, 9.790%, due 08/16/14	645,000	8/16/2004	645,000	663,720	0.1%

			$1,909,739	$1,928,742	0.2%

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Balanced Portfolio, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 28, 2005